Related Party Transactions - Income (Expenses) With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Net income / (expenses)	$ (685)	$ (1,847)	$ (3,376)
Unigas Pool
Related Party Transaction [Line Items]
Net income / (expenses)	(634)	0	0
Luna Pool Agency Limited
Related Party Transaction [Line Items]
Net income / (expenses)	39	(56)	(42)
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Net income / (expenses)	0	(1,719)	(3,221)
Ultranav Business Support ApS*
Related Party Transaction [Line Items]
Net income / (expenses)	(90)	(72)	(100)
Naviera Ultranav Limitada
Related Party Transaction [Line Items]
Net income / (expenses)	$ 0	$ 0	$ (13)